UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23972

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Hamilton Lane Private Infrastructure Fund

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(Exact name of registrant as specified in charter)

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

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(Address of principal executive offices) (Zip code)

Andrew Schardt

Hamilton Lane Advisors, L.L.C.

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 617-5724

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2025

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

1. (a) The Report to Shareholders is attached herewith.

Hamilton Lane Private Infrastructure Fund

Consolidated Financial Statements

For the Six Months Ended
September 30, 2025
(Unaudited)

Hamilton Lane Private Infrastructure Fund
Table of Contents For the Six Months Ended September 30, 2025 (Unaudited)

Hamilton Lane Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited)
Investments — 113.0%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments — 29.1%^
Direct Credit — 0.0%
Western Europe — 0.0%
Software — 0.0%
AIOF II Galway Co-Invest, L.P.	*1,2,3	Limited Partnership Interest	3/20/2024	$19,944	$2,864
Total Western Europe					2,864
Total Direct Credit					2,864

Direct Equity — 29.1%
Asia — 0.2%
Telecom — 0.2%
Seraya Sentient, L.P.	*1,2,4	Limited Partnership Interest	5/21/2025	343,443	256,422

North America — 24.5%
Alternative Energy — 6.1%
Northampton Royalty Investment Holdings, L.P.	*1,2,3	Limited Partnership Interest	2/27/2025	1,089,985	1,119,821
TIP Concord Co-Invest Feeder, L.P.	*1,2,4	Limited Partnership Interest	6/16/2025	5,934,782	6,125,751
					7,245,572
Energy — 4.7%
AL GCX Co-Invest Feeder, L.P.	*1,2,3	Limited Partnership Interest	5/29/2024	1,443,337	1,794,540
Arroyo Dunamis Direct Investment I-B, L.P.	*1,3	Limited Partnership Interest	5/31/2024	949,770	1,735,467
ECP V (California Co-Invest), L.P.	1,2,3	Limited Partnership Interest	12/9/2024	1,961,641	2,009,530
					5,539,537
Environment — 2.5%
AP Erie Co-Invest, L.P.	*1,2,3	Limited Partnership Interest	5/21/2025	2,510,453	2,933,846

Information Technology — 4.4%
Snowhawk Partridge Co-Inv B, L.P.	*1,4	Limited Partnership Interest	9/30/2025	5,169,638	5,169,638

Utilities — 4.1%
BCP Magnolia Co-Invest, L.P.	*1,2,4	Limited Partnership Interest	9/23/2025	4,888,889	4,888,889

Waste Managment — 2.7%
Terramont Montauk Co-Invest, L.P.	*1,3	Limited Partnership Interest	7/25/2024	1,933,494	3,166,677
Total North America					28,944,159

Western Europe — 4.4%
Information Technology — 4.4%
Jules III SCA (1,960 Class A Shares)	*1,2,3	Preferred Equity	6/7/2024	671,295	1,051,715
AIOF III DC Co-Invest, L.P.	*1,2,4	Limited Partnership Interest	7/25/2025	4,158,623	4,158,623
Total Western Europe					5,210,338
Total Direct Equity					34,410,919

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 113.0%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments — 57.7%^
Secondary Funds — 57.7%
Asia — 2.2%
Diversified — 2.2%
Indigo Secondary Fund, L.P.	1,2,3	Limited Partnership Interest	4/2/2025	$1,538,859	$2,558,432

North America — 40.4%
Diversified — 18.7%
Duration MRV (Feeder), L.P.	*1,4	Limited Partnership Interest	6/11/2025	5,000,000	5,406,959
Global Infrastructure Partners IV-C2, L.P.	1,2,3	Limited Partnership Interest	12/31/2024	2,067,049	2,379,168
KKR Global Infrastructure Investors III, L.P.	1,2,3	Limited Partnership Interest	10/31/2024	2,418,446	2,412,095
KKR Global Infrastructure Investors IV (USD) SCSp	*1,2,3	Limited Partnership Interest	7/1/2024	5,036,910	5,879,727
Stonepeak Aspen (Co-Invest) Holdings, L.P.	*1,3	Limited Partnership Interest	1/2/2025	62,363	54,756
Stonepeak Infrastructure Fund III, L.P.	*1,2,3	Limited Partnership Interest	1/2/2025	1,060,247	1,363,213
Stonepeak Infrastructure Fund IV, L.P.	*1,2,3	Limited Partnership Interest	1/2/2025	513,379	709,222
Terramont Infrastructure Fund (Cayman), L.P.	*1,2,4	Limited Partnership Interest	2/28/2025	3,678,166	3,817,287
Total Diversified					22,022,427

Energy — 2.9%
FIC Matterhorn CF Feeder L.P.	*1,2,4	Limited Partnership Interest	8/1/2025	3,422,240	3,452,618

Information Technology — 7.1%
Snowhawk Crane Coinvest, L.P.	*1,2,4	Limited Partnership Interest	5/30/2025	5,321,215	6,305,917
Snowhawk Osprey Coinvest B, L.P	*1,2,4	Limited Partnership Interest	5/30/2025	1,899,560	2,120,404
Total Information Technology					8,426,321

Real Estate — 4.5%
Fengate Everest Continuation Fund, L.P.	*1,2,3,6	Limited Partnership Interest	9/3/2024	1,465,796	1,957,122
GI Zeus Holdings L.P.	*1,2,4	Limited Partnership Interest	8/12/2025	2,491,709	3,367,954
Total Real Estate					5,325,076

Telecomunications — 1.9%
Delta-v VN, L.P.	*1,2,3	Limited Partnership Interest	7/19/2024	1,561,538	2,263,881

Utilities — 4.0%
Sciens Water Opportunities Fund IV Segregated, L.P.	*1,3	Limited Partnership Interest	9/30/2024	2,000,661	2,725,054
Sciens Water Opportunities Fund VI Segregated, L.P.	*1,2,4	Limited Partnership Interest	4/30/2025	1,150,000	1,952,255
Total Utlities					4,677,309

Waste Management — 1.3%
AIP WR L.P.	*1,5	Limited Partnership Interest	2/29/2024	800,000	1,573,247
Total North America					47,740,879

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 113.0%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
Oceanic — 2.7%
Energy — 2.7%
Sophora Investment No. 3 Trust (4,614,139 Class B units)	*1,4,6	Limited Partnership Interest	8/25/2025	$2,969,199	$3,176,255

Western Europe — 12.4%
Diversified — 6.2%
ICG Infrastructure Equity Fund I SCSp	*1,2,4,6	Limited Partnership Interest	6/30/2025	2,940,920	3,273,204
Pan-European Infrastructure Fund III SCSp	*1,2,4,6	Limited Partnership Interest	9/30/2025	3,745,930	3,996,690
Total Diversified					7,269,894

Infrastructure — 6.2%
Ardian Infrastructure Fund V S.C.A, SICAR (353,582 Class A units)	*1,2,3,6	Limited Partnership Interest	3/31/2024	4,432,825	5,936,143
GIP Pegasus Fund, L.P.	*1,3,6	Limited Partnership Interest	3/28/2024	1,248,883	1,432,322
Total Infrastructure					7,368,465
Total Western Europe					14,638,359
Total Secondary Funds					68,113,924
	Interest rate	Principal		Fair Value
Short Term Investments — 26.2%
UMB Bank, Money Market Special II Deposit Investment	3.94%[7]	$24,368,372	24,368,372	24,368,372
UMB Money Market Special	0.02%[7]	6,527,133	6,527,133	6,527,133
Total Short Term Investments				30,895,505

Total Investments (Cost $118,796,697)				133,423,213
Liabilities in excess of other assets — (13.0%)				(15,366,631)
Total Net Assets — 100%				$118,056,582

†    Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.

^    Investments do not issue shares except where listed. Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

*    Investment is non-income producing.

1    Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $102,527,708, or 86.8% of net assets.

2    Investment has been committed to but has not been fully funded by the Fund. (See Note 9).

3    All or a portion of this security is held through HL Private Infra Fund DE Holdings, LLC. (See Note 1).

4    All or a portion of this security is held through HLPIF Splitter LLC. (See Note 1).

5    All or a portion of this security is held through HLPIF DE Blocker LLC. (See Note 1).

6    Foreign security denominated in U.S. Dollars.

7    The rate is the annualized seven-day yield at year end.

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Summary of Investments by Strategy (as a percentage of total net assets)
Direct Investments
Direct Credit	0.0
Direct Equity	29.1
Total Direct Investments	29.1
Secondary Investments
Secondary Funds	57.7
Total Secondary Investments	57.7
Short Term Investments	26.2
Total Investments	113.0
Liabilities in excess of other assets	(13.0)
Total Net Assets	100.0

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets
Investments, at fair value (cost $118,796,697)	$133,423,213
Purchase of Investment Funds made in advance	3,493
Receivable from Adviser	1,098,228
Prepaid offering costs	198,664
Prepaid expenses and other assets	125,894
Total Assets	134,849,492

Liabilities
Proceeds from issuance of shares received in advance	6,527,133
Due to Custodian	5,149,807
Payable for investments purchased	3,745,930
Investment management fees payable	704,216
Tenders payable	233,902
Deferred tax liability payable	211,251
Accounting and administration fees payable	82,767
Audit fees payable	64,784
Registration fees payable	50,426
Incentive fees payable	11,655
Distribution and service fees payable	6,019
Other accrued expenses	5,020
Total Liabilities	16,792,910

Commitments and contingencies (see Notes 6 and 9)

Net Assets	$118,056,582

Composition of Net Assets:
Paid-in capital	$102,832,358
Total distributable earnings	15,224,224
Net Assets	$118,056,582

Net Assets Attributable to:
Class I Shares	$64,762,254
Class R Shares	1,912,076
Class Y Shares	51,382,252
$118,056,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	4,372,472
Class R Shares	132,590
Class Y Shares	3,469,167
7,974,229

Net Asset Value per Share:
Class I Shares	$14.81
Class R Shares	$14.42
Class Y Shares	$14.81

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income
Dividend income	$790,374
Interest income	645,344
Total Income	1,435,718

Expenses
Investment management fees	704,216
Professional fees	232,886
Offering costs	167,403
Accounting and administration fees	101,157
Registration fees	73,726
Tax expenses	51,428
Director fees	37,500
CCO fees	30,120
Custodian fees	28,432
Transfer agent fees	26,758
Organizational fees	19,541
Distribution and service fees (Class R)	6,036
Other operating expenses	47,942
Total Expenses	1,527,145
Expenses assumed by adviser	(394,012)
Investment management fees waived by adviser[1]	(704,216)
Net Expenses	428,917
Net Investment Income	1,006,801

Realized and Change in Unrealized Gain/(Loss)
Net realized gain on investments	408,016
Net change in unrealized appreciation on investments	6,732,093
Net change on deferred tax	(1,860)
Net Realized and Change in Unrealized Gain	7,138,249

Net Increase in Net Assets Resulting from Operations	$8,145,050
[1]	Waived fees not subject to recoupment.

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Change in Net Assets Resulting from Operations
Net investment income	$1,006,801	$325,755
Net realized gain on investments	408,016	48,688
Net change in unrealized appreciation (depreciation) on investments, net of deferred tax	6,730,233	6,841,022
Net Change in Net Assets Resulting from Operations	8,145,050	7,215,465

Distributions to investors
Class I	(444,252)	—
Class R	(15,289)	—
Class Y	(517,058)	—
Net Change in Net Assets from Distributions to Investors	(976,599)	—

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from issuance of shares	43,472,610	15,906,550
Transfers in	—	1,000,006
Reinvested distributions	348,083	—
Shares tendered[1]	(447,184)	—
Total Class I Transactions	43,373,509	16,906,556

Class R
Proceeds from issuance of shares	624,506	—
Transfers in	—	1,000,006
Reinvested distributions	2,296	—
Shares tendered	(2,731)	—
Total Class R Transactions	624,071	1,000,006

Class Y
Proceeds from issuance of shares	3,472,000	31,450,000
Reinvested distributions	206,228	—
Transfers out	—	(2,000,012)
Total Class Y Transactions	3,678,228	29,449,988

Net Change in Net Assets Resulting from Capital Share Transactions	47,675,808	47,356,550

Total Net Increase in Net Assets	54,844,259	54,572,015

Net Assets
Beginning of period	63,212,323	8,640,308
End of period	$118,056,582	$63,212,323

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Statements of Changes in Net Assets (Continued)
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Shareholder Activity
Class I Shares
Shares sold	3,090,867	1,200,150
Shares transferred in	—	87,874
Reinvested distributions	24,591	—
Shares tendered[1]	(31,010)	—
Net Change in Class I Shares Outstanding	3,084,448	1,288,024

Class R Shares
Shares sold	44,740	—
Shares transferred in	—	87,874
Reinvested distributions	165	—
Shares tendered	(189)	—
Net Change in Class R Shares Outstanding	44,716	87,874

Class Y Shares
Shares sold	245,204	2,620,155
Reinvested distributions	14,525	—
Shares transferred out	—	(175,748)
Net Change in Class Y Shares Outstanding	259,729	2,444,407
[1]	Net of early withdrawal fees of $4,359 and $0, respectively

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$8,145,050
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(53,498,385)
Change in short term investments, net	5,456,171
Proceeds from investment distributions of realized gains and return of capital	3,491,079
Net realized gain on investments	(408,016)
Net change in unrealized appreciation/depreciation on investments	(6,732,093)
Net change on deferred tax	1,860
(Increase)/Decrease in Assets:
Purchase of Investment Funds made in advance	(3,493)
Distributions receivable from investments	123,562
Receivable from Adviser	(6,618)
Prepaid offering costs	(169,137)
Prepaid expenses and other assets	(125,894)
Increase/(Decrease) in Liabilities:
Due to custodian	5,149,807
Investment management fees payable	704,216
Incentive fees payable	11,655
Distribution and service fees payable	6,019
Accounting and administration fees payable	19,767
Audit fees payable	(52,662)
Transfer agent fees payable	(9,000)
Registration fees payable	48,426
Other accrued expenses	(20,558)
Net Cash Used in Operating Activities	(37,868,244)

Cash Flows from Financing Activities
Proceeds from capital contributions	38,508,608
Distributions to investors, net of reinvestments of distributions	(419,992)
Payments for shares tendered, net of decrease in payable for tenders	(220,372)
Net Cash Provided by Financing Activities	37,868,244

Net change in Cash	—
Cash – Beginning of period	—
Cash – End of period	$—

Supplemental disclosure of non-cash activities
Reinvested dividends	$556,607

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period July 1, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.76	$11.38
Activity from investment operations:
Net investment income/(loss)[1]	0.14	0.17
Net realized and unrealized gain/(loss) on investments	1.07	2.21
Total from investment operations	1.21	2.38

Distributions to investors
From net investment income	(0.16)	—
Total distributions to investors	(0.16)	—

Net Asset Value per share, end of period	$14.81	$13.76

Net Assets, end of period (in thousands)	$64,762	$17,728

Ratios to average net assets:
Net investment income (loss)[2,3]	1.99%	1.88%

Gross expenses[4]	3.01%	6.00%
Expense Recoupment/(Reimbursement)	(2.15)%	(5.35)%
Net expenses[4]	0.86%	0.65%

Total Return[5]	9.15%[6]	20.91%[6,7]

Portfolio turnover rate	0.00%[6]	0.00%[6]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[6]	Not annualized.
[7]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

*	The Class commenced operations on July 1, 2024.

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Financial Highlights Class R Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period July 1, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.52	$11.38
Activity from investment operations:
Net investment income/(loss)[1]	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	1.01	2.15
Total from investment operations	1.05	2.14

Distributions to investors
From net investment income	(0.15)	—
Total distributions to investors	(0.15)	—

Net Asset Value per share, end of period	$14.42	$13.52

Net Assets, end of period (in thousands)	$1,912	$1,188

Ratios to average net assets:
Net investment income (loss)[2,3]	0.53%	0.40%

Gross expenses[4]	3.75%	7.33%
Expense Recoupment/(Reimbursement)	(1.43)%	(6.33)%
Net expenses[4]	2.32%	1.00%

Total Return[5]	8.42%[6]	18.80%[6,7]

Portfolio turnover rate	0.00%[6]	0.00%[6]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[6]	Not annualized.
[7]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

*	The Class commenced operations on July 1, 2024.

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Financial Highlights Class Y Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Period February 28, 2024* Through March 31, 2024
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.80	$11.29	$10.00
Activity from investment operations:
Net investment income/(loss)[1]	0.15	0.11	(0.01)
Net realized and unrealized gain/(loss) on investments	1.02	2.40	1.30
Total from investment operations	1.17	2.51	1.29

Distributions to investors
From net investment income	(0.16)	—	—
Total distributions to investors	(0.16)	—	—

Net Asset Value per share, end of period	$14.81	$13.80	$11.29

Net Assets, end of period (in thousands)	$51,382	$44,296	$8,640

Ratios to average net assets:
Net investment income (loss)[2,3]	2.09%	0.88%	(0.71)%

Gross expenses[4]	3.00%	6.88%	17.30%
Expense Recoupment/(Reimbursement)	(2.25)%	(6.21)%	(16.47)%
Net expenses[4]	0.75%	0.67%	0.83%

Total Return[5]	9.21%[6]	22.23%[7]	12.90%[6]

Portfolio turnover rate	0.00%[6]	0.00%	0.00%[6]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[6]	Not annualized.
[7]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

*	Commencement of Operations

See accompanying Notes to Consolidated Financial Statements

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited)

Note 1 – Organization

Hamilton Lane Private Infrastructure Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Pursuant to an investment management agreement (the “Investment Management Agreement”), Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware statutory trust on February 21, 2024, and commenced operations on February 28, 2024.

The Fund currently offers three classes of common shares of beneficial interest (“Shares”) designated as Class R Shares, Class I Shares and Class Y Shares (each a “Class”). The Fund’s Class Y Shares commenced operations on February 28, 2024. The Fund’s Class I Shares and Class R Shares commenced operations on July 1, 2024.

The Fund’s investment objective is to seek to provide current income and long-term capital appreciation. The Fund seeks to achieve its investment objective through constructing a portfolio of investments in infrastructure assets (collectively, “Infrastructure Assets”) through a tactically constructed portfolio of direct co-investments, equity and debt investments in portfolio companies and secondary investments often alongside an experienced investment sponsor, joint venture partner, operating partner, or other investor, and in all cases seeking to provide global exposure to real assets in the infrastructure sector. The Fund has the flexibility to invest in Infrastructure Assets across infrastructure sectors, including but not limited to energy, telecom, renewables, transport, power, social, environment and other infrastructure sectors, subject to compliance with its investment strategies and restrictions and applicable law, including the Investment Company Act. “Direct Investments” include any direct equity and debt investments, co-investments, joint ventures and other direct infrastructure-related investments, often alongside a sponsor, joint venture partner, operating partner, or other investor, and often involving a new acquisition or development of an asset, company or platform “Secondary Investments” include investments in private funds, holding vehicles or other investment vehicles (collectively, “Portfolio Funds”) managed by third-party managers (“Portfolio Fund Managers”) or other single-asset investments focused on the infrastructure sector, generally on a secondary basis from existing investors or involving a recapitalization of an equity interest in an existing joint venture and other investments that the Adviser determines to have a similar risk/return profile. “Primary Fund Investments” include strategic investments in underlying funds which are fundraising at the time of such investment, in an effort to enhance access to Direct Investments and Secondary Investments. The Fund invests a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives and other investment companies, including money market funds and exchange traded funds (“Liquid Assets”).

(a) Consolidation of Subsidiaries

The Fund will invest all or substantially all of its assets through one or more wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act. However, the Fund will wholly own and control each Subsidiary. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Fund’s Board of Trustees (the “Board” and individually, the “Trustees”) has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 1 – Organization (continued)

As of September 30, 2025, there are four active Subsidiaries of the Fund:

Subsidiary	Formation Date	Domicile	% of the Fund’s Total Assets
HL Private Infra Fund DE Holdings LLC	January 30, 2024	United States	32.3*
HLPIF DE Blocker LLC	February 16, 2024	United States	1.2
HL PIF Splitter LLC	August 2, 2024	United States	42.6
HL PIF Cayman Blocker LP	October 4, 2024	Cayman Islands	—

*    Asset percentage listed for HL Private Infra Fund DE Holdings LLC includes the assets of wholly-owned subsidiary HLPIF DE Blocker LLC.

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

(b) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the U.S. Securities and Exchange Commission (“SEC”) the Fund’s registration statement (“Registration Statement”); the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information (“SAI”) and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. For the six months ended September 30, 2025, the Fund incurred organizational costs and offering costs of $19,541 and $167,403, respectively.

Organizational costs are expensed as incurred and are subject to recoupment by the Adviser in accordance with the Fund’s Expense Limitation Agreement (as defined below) discussed in Note 6. Offering costs, which are also subject to the Fund’s Expense Limitation Agreement discussed in Note 6, are accounted for as a deferred charge from the commencement of operations, and are thereafter amortized to expense over twelve months on a straight-line basis.

(d) Cash

Cash represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

(e) Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the Investment Company Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective April 24, 2024, and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee (in such capacity, the “Valuation Designee”) to perform fair value determinations and approved new valuation procedures for the Fund. Adoption of the rule did not have a material impact to the Fund’s valuation policies and procedures.

The Fund’s investments are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values, using present value and other subjective valuation techniques. In determining the fair value of an investment for which there are no readily available market quotations, the Valuation Designee may consider pre-acquisition and annual financial reporting summaries from a Portfolio Fund, comparable company factors, including fundamental analytical data relating to the investment, the nature and duration of any restriction on the disposition of the investment, the cost of the investment at the date of purchase, the liquidity of the market for the investment, the price of such investment in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, or the per share price of the investment to be valued in recent verifiable transactions.

Certain Portfolio Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946. In cases where the NAV of the private investment is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

(f) Investment Transactions and Related Income

The Fund’s primary sources of income are distributions from portfolio investments, investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation/depreciation in the fair value of its portfolio investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date received. It is estimated that distributions will occur over the life of the portfolio investments.

Realized gains and losses from the sale of portfolio investments represent the difference between the original cost of the portfolio investments, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on portfolio investments when securities

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of portfolio investments owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.

Return of capital or security distributions received from portfolio investments are accounted for as a reduction to cost.

Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.

(g) Foreign Currency

The values of portfolio investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the portfolio investments and distributions received from the portfolio investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these portfolio investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

(h) Currency Risk

Portfolio Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar will result in a decrease in the Fund’s net asset value. The Fund may seek to hedge all or a portion of the Fund’s foreign currency risk. Depending on market conditions and the views of the Adviser, the Fund may or may not hedge all or a portion of its currency exposures.

(i) Income Taxes

The Fund has elected to be treated and qualifies as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

Prior to October 1, 2024, the Fund was treated as a partnership for tax purposes.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of September 30, 2025.

The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

The Adviser has analyzed the Fund’s tax positions and has concluded that as of September 30, 2025, and during all previous open tax periods, no provision for income taxes is required in the financial statements. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Consolidated Statement of Operations. There were no interest or penalties during the six months ended September 30, 2025.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

(j) Deferred Tax Liability

In preparing its consolidated financial statements, both onshore and offshore subsidiaries (“Onshore Subsidiaries” and “Offshore Subsidiaries,” respectively) are required to recognize its estimate of income taxes for purposes of determining deferred tax assets or liabilities. Onshore Subsidiaries are subject to U.S. federal and state income tax while Offshore Subsidiaries are subject to U.S. federal withholding tax, state tax, and branch profit’s tax on effectively connected income with a U.S. trade or business.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore or Offshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The amount is listed as Deferred Tax liability payable on the Consolidated Statement of Assets and Liabilities.

(k) Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on the last day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Note 3 – Investment Transactions

For the six months ended September 30, 2025, purchases and sales of investments, excluding short term investments, were $57,229,720 and $0, respectively.

Note 4 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices (unadjusted) are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs other than quoted prices available in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in Portfolio Funds.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Portfolio Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Fund’s managers or pursuant to the Portfolio Fund’s agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Fund’s compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Portfolio Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II*	Level III*	Total
Investments
Short Term Investments	$30,895,505	$—	$—	$30,895,505
Total Investments	$30,895,505	$—	$—	$30,895,505

*    The Fund did not hold any Level II or III securities as of September 30, 2025.

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $102,527,708, are excluded from the fair value hierarchy as of September 30, 2025.

All of the Portfolio Funds are generally considered to be illiquid investments. Certain investments may achieve liquidity only as and when the Portfolio Funds sell their portfolio company investments and distribute the proceeds received from the disposition of those investments to the Fund. It is also possible for the Fund to dispose of its interests in Portfolio Funds in the secondary market.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

The Fund’s investments in Direct and Secondary Investments that are fair valued using net asset value as a practical expedient, along with their corresponding unfunded commitments and other attributes, as of September 30, 2025, are summarized in the table below*.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Estimated Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Infrastructure	Investments in secondary interests in infrastructure funds and assets	$102,527,708	$30,642,192	1 to 10 years	None	N/A	N/A

*    Individual portfolio funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most portfolio funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The following outlines the primary investment strategies of the Secondary Investments held by the Fund as of September 30, 2025.

•        Infrastructure. Investments into assets across macro investment themes emerging in the infrastructure sector, including but not limited to energy transition, digitization, data and telecommunications, and supply chains and logistics.

Note 5 – Federal Income Taxes

At March 31, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$70,091,616
Gross unrealized appreciation	7,943,083
Gross unrealized depreciation	(48,660)
Net unrealized appreciation on investments	$7,894,423

The Fund invests through two domestic blockers and one foreign blocker. The domestic blockers are limited liability companies, one of which has elected to be treated as a C-corporation and the other of which has elected to be treated as a partnership for federal and state income tax purposes, and are required to account for their estimate of income taxes. The foreign blocker is treated as a Controlled Foreign Corporation and is subject to U.S. federal income tax on income effectively connected to a U.S. trade or business. There is no estimated provision for income taxes attributable to the foreign blocker as of September 30, 2025. The estimated provision for income taxes attributable to the blockers for the six months ended September 30, 2025 consists of the following:

HLPIF DE Blocker LLC
Deferred:
Federal	$149,391
State	61,860
Total	$211,251

Estimated provision for income taxes	$211,251

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 5 – Federal Income Taxes (continued)

As of September 30, 2025, the deferred tax liability is attributable to the temporary differences between the treatment of net unrealized gains on private assets on a book and tax basis. Total income taxes for HLPIF DE Blocker LLC has been computed by applying the U.S. federal statutory income tax rate of 21% plus a blended net state income tax rate of 8%. The Fund applied these rates to net investment income (loss) and realized and unrealized gains (losses) on investments before income taxes in computing its total income tax expense (benefit).

Note 6 – Investment Management Fees and Allocations

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund. The Investment Management Fee is calculated and paid quarterly at an annual rate equal to 1.40% based on the value of the Fund’s net asset value calculated and accrued monthly as of the last business day of each quarter. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders (“Shareholders”).

The Adviser agreed, for a one-year period beginning from the effective date of the Registration Statement of the Fund, to fully waive its Investment Management Fee payable under the Investment Management Agreement. This waiver terminated on September 27, 2025.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses do not exceed 1.50%, 0.80% and 0.65% of the average daily net assets of Class R Shares, Class I Shares and Class Y Shares, respectively. “Total Annual Expenses” includes all expenses incurred in the business of the Fund, including organizational and offering costs, with the following exceptions: (i) taxes, (ii) interest, (iii) brokerage commissions, (iv) certain transaction-related expenses (including interest and structuring costs for borrowings and line(s) of credit), (v) the Investment Management Fee, (vi) distribution and/or servicing fees, (vii) sub-transfer agency, sub-accounting and shareholder servicing fees, (viii) any acquired fund fees and expenses, (ix) dividend and interest expenses relating to short sales, (x) borrowing costs, (xi) merger or reorganization expenses, (xii) Shareholder meetings expenses, (xiii) litigation expenses and (xiv) extraordinary expenses. For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment.

As of September 30, 2025, the amount of these recoverable expenses is $2,337,400. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. For the six months ended September 30, 2025, the Adviser assumed expenses totaling $394,012. As of September 30, 2025 the amount of recoverable expenses is $215,807 expiring March 31, 2027, $382,193 expiring on June 30, 2027, $253,579 expiring on September 30, 2027, $1,091,809 expiring on March 31, 2028 and $394,012 expiring on September 30, 2028.

The Expense Limitation Agreement has a term ending July 31, 2026, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each Shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 7 – Certain Risk Factors and Conflicts of Interest (continued)

General Infrastructure Investment Risks. Many direct or indirect investments in infrastructure or similar real assets are likely to be highly illiquid and subject to additional risks inherent in such investments in real assets, including risks associated with natural disasters, severe weather conditions, long term climate change and terrorist attacks.

Investments in infrastructure and similar real assets may involve significant risks, including the risk of substantial delay or increase in cost of construction, development or other activities due to a number of unforeseen factors such as political opposition, delays in procuring sites, strikes, disputes, environmental issues, force majeure, or failure by one or more of the investment participants to perform in a timely manner their contractual, financial or other commitments. A material delay or increase in unabsorbed cost could significantly impair and adversely affect such investment. Such investments, and projects related to such investments, may also be subject to statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for the investment or project, which could have a material adverse effect on such investment.

Infrastructure Industry Concentration Risk. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an investment’s performance.

Co-Investment Risks. The Fund’s investment portfolio will include co-investments, which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles (“SPVs”). There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 7 – Certain Risk Factors and Conflicts of Interest (continued)

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies.

Infrastructure Valuation Risk. Investments in the infrastructure sector are inherently difficult to value. Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of infrastructure assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of infrastructure assets may be materially affected by a number of factors.

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

Additional Risk Factors

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 7 – Certain Risk Factors and Conflicts of Interest (continued)

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses rely on concessions to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate (e.g., the toll set on a toll road). While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors.

Note 8 – Other Agreements

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2025, are reported on the Consolidated Statement of Operations.

Note 9 – Commitments

As of September 30, 2025, the Fund has $30,642,192 in unfunded commitments to certain investments. The commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected or at all.

Note 10 – Capital Share Transactions

The Fund offers three separate classes Shares designated as Class R Shares, Class I Shares and Class Y Shares. Each Class is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class R and Class I Shares by an investor in the Fund is $25,000, and the minimum initial investment in Class Y Shares by an investor is $1,000,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early repurchase fee (“Early Repurchase Fee”) payable to the Fund. Shares tended for repurchase will be treated as having been repurchased on a “first-in, first-out” basis. The Early Repurchase Fee may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an early repurchase fee it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Class.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 11 – Indemnifications

The Fund has adopted an “opt-out” dividend reinvestment plan pursuant to which all Shareholders will have the full amount of their cash distributions reinvested in additional Shares unless a Shareholder elects otherwise.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Note 12 – Segment Reporting

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”)–Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s management committee (consisting of the Fund’s President and Principal Executive Officer as well as the Fund’s Trustee and Assistant Secretary) acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

Note 13 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Note 14 – Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s consolidated financial statements.

The Board authorized the Fund to offer to repurchase Shares from Shareholders in an amount up to approximately 5.00% of the net assets of the Fund (or approximately $5,914,713 as of September 30, 2025, with a December 31, 2025 valuation date). Shareholders that desire to tender Shares for repurchase are required to do so by December 4, 2025.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Fund Information September 30, 2025 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 882-8212 or on the SEC’s website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the Fund’s website at www.hamiltonlane.com/en-us/strategies/evergreen-strategies/private-infrastructure-fund or the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (888) 882-8212.

Investment Adviser
Hamilton Lane Advisors, L.L.C.
110 Washington St., Ste. 1300
Conshohocken, PA 19428
www.hamiltonlane.com

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent, and Fund Accountant

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Distribution Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of the applicable Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hamilton Lane Private Infrastructure Fund

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*	/s/ Kaylin Liu
Kaylin Liu, Treasurer
(Principal Financial Officer)

Date	December 5, 2025

*	Print the name and title of each signing officer under his or her signature.